22. Provision for contingencies (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning		R$ 1,305	R$ 1,235
Additions		663	760
Payments		(161)	(453)
Reversals		(220)	(566)
Monetary adjustment		56	79
Business combination			103
Exchange rate changes		24	2
Deconsolidation Sendas	[1]	(282)
Deconsolidation Via Varejo			145
Provision for contingencies, ending		1,385	1,305
Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning		841	828
Additions		331	149
Payments		(13)	(41)
Reversals		(67)	(274)
Monetary adjustment		(3)	(10)
Business combination			76
Exchange rate changes		17	2
Deconsolidation Sendas	[1]	(169)
Deconsolidation Via Varejo			111
Provision for contingencies, ending		937	841
Social security and labor [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning		319	291
Additions		166	449
Payments		(75)	(328)
Reversals		(83)	(200)
Monetary adjustment		38	66
Business combination			13
Exchange rate changes		2
Deconsolidation Sendas	[1]	(64)
Deconsolidation Via Varejo			28
Provision for contingencies, ending		303	319
Civil and Regulatory [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning		145	116
Additions		166	162
Payments		(73)	(84)
Reversals		(70)	(92)
Monetary adjustment		21	23
Business combination			14
Exchange rate changes		5
Deconsolidation Sendas	[1]	(49)
Deconsolidation Via Varejo			6
Provision for contingencies, ending		R$ 145	R$ 145

[1]	As result of the Sendas' spin-off, the balances of provisions for legal demands totaling R$ 292 were deconsolidated, of which R$179 of tax contingencies, R$64 of labor contingencies, and R$49 of civil contingencies and others.